Nature of business and organization (Details Narrative) - SGD ($)	Mar. 01, 2022	Aug. 01, 2021	Jul. 24, 2021	Dec. 31, 2023	Aug. 03, 2021
Kent Ridge Healthcare Singapore Private Limited [Member]
Ownership percentage			100.00%
Consideration			$ 1.0
EUDA Private Limited [Member]
Ownership percentage			100.00%	100.00%
Consideration			$ 1.0
Super Gateway Group Limited [Member]
Ownership percentage		100.00%		100.00%
Consideration		$ 1.0
Singapore Emergency Medical Assistance Private Limited [Member]
Ownership percentage	100.00%			100.00%	100.00%
Consideration	$ 1.0